NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION (Tables)	12 Months Ended
Dec. 31, 2018
NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION
Schedule of information related to non-consolidated condensed statements of income and comprehensive income

	2018	2017	2016
Revenues:
Distributions in excess of the investments in subsidiaries	$503.3	$—	$—
Dividends	113.0	295.0	282.0
Management fees	59.2	58.8	59.9
Interest on loans to the parent corporation	14.8	—	—
Other	64.5	49.5	52.4
	754.8	403.3	394.3
General and administrative expenses	126.8	123.6	121.7
Depreciation and amortization	3.8	4.3	3.3
Financial expenses	106.1	130.3	138.9
Loss (gain) on valuation and translation of financial instruments	0.2	(0.7)	—
Loss on debt refinancing	—	10.4	—
Impairment and disposal of investments in subsidiaries	—	—	73.3
Loss on notes receivable from subsidiaries	—	—	14.8
Other	2.4	(10.9)	2.0
Income before income taxes	515.5	146.3	40.3
Income taxes (recovery)	(5.3)	0.6	1.7
Net income	520.8	145.7	38.6
Other comprehensive (loss) gain	(3.9)	22.8	(3.3)
Comprehensive income	$516.9	$168.5	$35.3

Schedule of information related to non-consolidated and condensed statements of cash flows

	2018	2017	2016
Cash flows related to operations
Net income	$520.8	$145.7	$38.6
Depreciation and amortization	3.8	4.3	3.3
Loss (gain) on valuation and translation of financial instruments	0.2	(0.7)	—
Amortization of financing costs and long-term debt discount	2.3	2.4	2.8
Loss on debt refinancing	—	10.4	—
Impairment and disposal of investments in subsidiaries	—	—	73.3
Loss on notes receivable from subsidiaries	—	—	14.8
Deferred income taxes	(5.3)	2.5	1.8
Other	0.2	2.4	(0.3)
Net change in non-cash balances related to operations	5.3	39.3	7.5
Cash flows provided by operations	527.3	206.3	141.8

Cash flows related to investing activities
Net change in investments in subsidiaries	2,058.6	(8.5)	(63.5)
Acquisition of tax deductions from the parent corporation	(13.9)	—	(14.0)
Other	(6.0)	(8.5)	3.9
Cash flows provided by (used in) investing activities	2,038.7	(17.0)	(73.6)

Cash flows related to financing activities
Net change in bank indebtedness	5.7	(2.5)	(8.1)
Net change under revolving facilities	—	—	(2.8)
Repayment of long-term debt	(3.6)	(336.7)	(3.6)
Settlement of hedging contracts	(1.6)	(1.6)	5.2
Repurchase of Common Shares	(1,540.0)	(43.9)	—
Repurchase of redeemable preferred shares issued to subsidiaries	—	—	(430.0)
Dividends and reduction of paid-up capital	(100.0)	(100.0)	(100.0)
Net change in subordinated loans from subsidiaries	2,322.0	66.0	(2,768.0)
Net change in convertible obligations, subordinated loans and notes receivable – subsidiaries	(2,664.0)	276.0	3,199.0
Net change in loans to the parent corporation	(596.1)	—	—
Net change in advances to or from subsidiaries	(19.6)	(15.4)	40.1
Cash flows used in financing activities	(2,597.2)	(158.1)	(68.2)

Net change in cash and cash equivalents	(31.2)	31.2	—
Cash and cash equivalents at the beginning of the year	31.2	—	—
Cash and cash equivalents at the end of the year	$—	$31.2	$—

Schedule of information related to non-consolidated and condensed balance sheets

	2018	2017
Assets
Current assets	$144.2	$161.8
Investments in subsidiaries at cost	477.8	2,536.4
Advances to subsidiaries	48.9	35.7
Convertible obligations, subordinated loans and notes receivable – subsidiaries	2,813.0	149.0
Loans to the parent corporation	596.1	—
Other assets	488.9	347.2
	$4,568.9	$3,230.1

Liabilities and equity
Current liabilities	$87.6	$66.3
Long-term debt	2,098.9	1,974.8
Advances from subsidiaries	138.8	145.2
Other liabilities	37.6	36.7
Subordinated loan from subsidiaries	2,813.0	491.0
Equity attributable to shareholders	(607.0)	516.1
	$4,568.9	$3,230.1